UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Chief Financial Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   October 30, 2000

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 62
Form 13F Information Table Value Total: 93,906

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AgnicoEagl 3.50% 1/04          Conv Bonds       008474AA6      411   622000 SH       SOLE                   622000
Altera                         Common Stocks    021441100      704    14750 SH       SOLE                    14750
American Freightways           Common Stocks    02629V108     1401    88275 SH       SOLE                    88275
Anadarko Petroleum             Common Stocks    032511107     2017    30350 SH       SOLE                    30350
Applied Films                  Common Stocks    038197109     2741   101050 SH       SOLE                   101050
Artesyn Technology             Common Stocks    043127109      291    10000 SH       SOLE                    10000
Aventis ADS                    Common Stocks    053561106     1732    23000 SH       SOLE                    23000
Barrett Resources              Common Stocks    068480201     1426    37725 SH       SOLE                    37725
Barrick Gold                   Common Stocks    067901108     1963   128700 SH       SOLE                   128700
Basin Exploration              Common Stocks    070107107     2983   152975 SH       SOLE                   152975
Carrier Access                 Common Stocks    144460102     1122    56650 SH       SOLE                    56650
CEC Entertainment              Common Stocks    125137109     1731    54098 SH       SOLE                    54098
Circuit City                   Common Stocks    172737108     1390    60450 SH       SOLE                    60450
Claire's Stores                Common Stocks    179584107     1288    71550 SH       SOLE                    71550
CMS Energy                     Common Stocks    125896100     1323    49100 SH       SOLE                    49100
CNF, Inc.                      Common Stocks    12612W104     1487    66850 SH       SOLE                    66850
Coherent                       Common Stocks    192479103     2416    35525 SH       SOLE                    35525
Cryolife                       Common Stocks    228903100     2286    65900 SH       SOLE                    65900
Delta & Pine Land Co.          Common Stocks    247357106     1607    62550 SH       SOLE                    62550
Developers Diversified Realty  Common Stocks    251591103      814    63200 SH       SOLE                    63200
Electro Scientific Industries  Common Stocks    285229100     1828    52050 SH       SOLE                    52050
Equity Residential Prop Trust  Common Stocks    29476L107      701    14600 SH       SOLE                    14600
First Industrial Realty Trust  Common Stocks    32054K103      851    27675 SH       SOLE                    27675
Fossil                         Common Stocks    349882100     1507   113200 SH       SOLE                   113200
GelTex Pharmaceuticals         Common Stocks    368538104     2021    43175 SH       SOLE                    43175
Harmonic                       Common Stocks    413160102      488    20350 SH       SOLE                    20350
J B Hunt Transportation        Common Stocks    445658107     1208    94725 SH       SOLE                    94725
Jack in the Box                Common Stocks    466367109     1533    71525 SH       SOLE                    71525
Jones Apparel                  Common Stocks    480074103     2037    76850 SH       SOLE                    76850
Keithley Instruments           Common Stocks    487584104     1286    18375 SH       SOLE                    18375
Kennedy-Wilson                 Common Stocks    489399204      614   111700 SH       SOLE                   111700
Ligand Pharmaceuticals         Common Stocks    53220K207     1820   142075 SH       SOLE                   142075
Louis Dryfus Natural Gas       Common Stocks    546011107     1883    47525 SH       SOLE                    47525
Maxim Pharmaceutical           Common Stocks    57772M107     4070    67000 SH       SOLE                    67000
Mitcham Industries             Common Stocks    606501104     1169   196900 SH       SOLE                   196900
Nautica Enterprises            Common Stocks    639089101     1359   105050 SH       SOLE                   105050
Pacific Century                Common Stocks    694058108     1760   102800 SH       SOLE                   102800
Pacific Sunwear                Common Stocks    694873100     2143   114300 SH       SOLE                   114300
Patina Oil & Gas               Common Stocks    703224105     1352    67575 SH       SOLE                    67575
Placer Dome                    Common Stocks    725906101     1560   165300 SH       SOLE                   165300
Plains All Amern Pipeline LP   Common Stocks    726503105     3835   197925 SH       SOLE                   197925
Plains Resources               Common Stocks    726540503     2040   108100 SH       SOLE                   108100
Pogo Producing                 Common Stocks    730448107     1920    75675 SH       SOLE                    75675
Potash Corp Saskatchewan       Common Stocks    73755L107     1792    34250 SH       SOLE                    34250
Progress Software              Common Stocks    743312100     1799   132000 SH       SOLE                   132000
Public Storage                 Common Stocks    74460D109      853    35650 SH       SOLE                    35650
PURE Resources                 Common Stocks    74622E102     2032    95900 SH       SOLE                    95900
Quanex 6.88% 6/07              Conv Bonds       747620AC6      687   763000 SH       SOLE                   763000
Remedy Temp                    Common Stocks    759549108      960    80325 SH       SOLE                    80325
Sawtek                         Common Stocks    805468105     1659    43075 SH       SOLE                    43075
Southwest Securities           Common Stocks    845224104     1110    37950 SH       SOLE                    37950
Speedway 5.75%, 9/30/03        Conv Bonds       847788AC0      605   686000 SH       SOLE                   686000
St. Mary Land & Exploration Co Common Stocks    792228108     1386    60100 SH       SOLE                    60100
Suiza Foods                    Common Stocks    865077101     1028    20275 SH       SOLE                    20275
Synopsys                       Common Stocks    871607107     1884    49750 SH       SOLE                    49750
Tarrant Apparel Group          Common Stocks    876289109      329    43800 SH       SOLE                    43800
Texas Instruments              Common Stocks    882508104     1128    23896 SH       SOLE                    23896
Trikon Technologies            Common Stocks    896187101     1928   136500 SH       SOLE                   136500
Ultra Petroleum                Common Stocks    903914109      289   113000 SH       SOLE                   113000
UNUM Provident                 Common Stocks    91529Y106     2081    76350 SH       SOLE                    76350
Vishay Intertechnology         Common Stocks    928298108     1960    63750 SH       SOLE                    63750
Xoma LTD                       Common Stocks    983907106      277    19200 SH       SOLE                    19200